Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forwards		$ 16,883,400	$ 12,254,418
Total amount of available losses	$ 5,239,877
Taxable income percentage	80.00%